SCHEDULE OF CURRENCY EXCHANGE RATES (Details)	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022
Period-End Spot Rate [Member]
Debt Instrument [Line Items]
Foreign Currency Exchange Rate, Translation	1	1	1
Period-End Spot Rate [Member] | RMB [Member]
Debt Instrument [Line Items]
Foreign Currency Exchange Rate, Translation	7.0176	7.2960	7.1135
Average Rate [Member]
Debt Instrument [Line Items]
Foreign Currency Exchange Rate, Translation	1	1	1
Average Rate [Member] | RMB [Member]
Debt Instrument [Line Items]
Foreign Currency Exchange Rate, Translation	7.2043	7.0533	6.5532